Inventories - Components of Inventories (Detail) - USD ($) $ in Millions	Dec. 31, 2016	Dec. 31, 2015
Inventory Net [Abstract]
Raw materials and manufacturing supplies	$ 100	$ 102
Work in process	58	62
Finished goods	93	121
LIFO reserve	(58)	(67)
Total	$ 193	$ 218